Taxation Paid - Schedule of Taxation Paid (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Schedule of Taxation Paid [Abstract]
Balance payable at beginning of the year	R (64,661)	R (47,369)	R (32,100)
Current tax for the year recognized in profit or loss	(322,715)	(318,054)	(268,069)
Translation adjustments	4,524	(1,195)	(3,821)
Balance payable at end of the year	44,417	64,661	47,369
Taxation paid during the year	R (338,435)	R (301,957)	R (256,621)